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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Utilities and High Income Fund, for the quarter ended May 31, 2007. This 1 series have a August 31 fiscal year end.

Date of reporting period: May 31, 2007

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 37.2%
CONSUMER DISCRETIONARY 6.4%
Auto Components 0.1%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$25,000	$24,625
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015	120,000	132,000
11.25%, 03/01/2011	145,000	159,138

		315,763

Automobiles 0.2%
Ford Motor Co., 7.875%, 06/15/2010	380,000	383,919

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015 144A	100,000	101,500

Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment, Inc., 8.125%, 05/15/2011	1,000,000	1,063,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	285,000	283,575
MGM MIRAGE:
5.875%, 02/27/2014	305,000	285,175
7.50%, 06/01/2016	290,000	287,100
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	245,000	276,850
Seneca Gaming Corp., 7.25%, 05/01/2012	370,000	379,250

		2,575,700

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	16,000	15,120

Media 2.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,030,000
Dex Media East, LLC, 12.125%, 11/15/2012	540,000	587,250
Lamar Media Corp., 6.625%, 08/15/2015	1,000,000	1,000,000
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	500,000	521,250
Mediacom Communications Corp., 9.50%, 01/15/2013	1,000,000	1,035,000
PRIMEDIA, Inc., 8.875%, 05/15/2011	105,000	108,412
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,081,250

		5,363,162

Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,016,816
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	110,250

		1,127,066

Specialty Retail 0.9%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	170,000	180,413
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,578,750
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	310,500

		2,069,663

Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss & Co., 9.75%, 01/15/2015	530,000	578,362
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,045,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,066,250

		2,689,612

CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.2%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,045,000
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,035,000
SUPERVALU, Inc., 7.50%, 11/15/2014	750,000	791,250

		2,871,250

Food Products 0.9%
Dean Foods Co., 8.15%, 08/01/2007	500,000	501,875
Del Monte Foods Co., 6.75%, 02/15/2015	1,500,000	1,507,500

		2,009,375

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 6.0%
Energy Equipment & Services 0.9%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	$150,000	$144,563
Parker Drilling Co., 9.625%, 10/01/2013	815,000	884,275
PHI, Inc., 7.125%, 04/15/2013	1,000,000	985,000

		2,013,838

Oil, Gas & Consumable Fuels 5.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,020,000
Cimarex Energy Co., 7.125%, 05/01/2017	80,000	81,400
El Paso Corp., 7.75%, 06/01/2013	1,000,000	1,061,466
Exco Resources, Inc., 7.25%, 01/15/2011	1,500,000	1,522,500
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,000,000	997,500
Forest Oil Corp., 7.75%, 05/01/2014	1,000,000	1,035,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	125,313
Mariner Energy, Inc., 8.00%, 05/15/2017	80,000	82,000
Peabody Energy Corp., 6.875%, 03/15/2013	1,000,000	1,017,500
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	750,000	767,812
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,000,000	1,045,000
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	500,000	509,375
Williams Cos., 7.125%, 09/01/2011	1,000,000	1,053,750
Williams Partners, LP, 7.25%, 02/01/2017	1,225,000	1,304,625

		11,623,241

FINANCIALS 3.8%
Consumer Finance 1.8%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	492,000	535,050
Ford Motor Credit Co.:
5.70%, 01/15/2010	745,000	719,539
7.375%, 10/28/2009	690,000	692,776
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	1,000,000	987,757
6.875%, 09/15/2011	215,000	216,820
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,000,000	950,000

		4,101,942

Insurance 0.6%
Crum & Forster Holdings Corp.:
7.75%, 05/01/2017 144A	340,000	344,250
10.375%, 06/15/2013	1,000,000	1,090,000

		1,434,250

Real Estate Investment Trusts 1.4%
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,000,000	1,027,500
7.00%, 01/15/2016	250,000	257,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	805,000	800,975
Ventas, Inc., 7.125%, 06/01/2015	1,000,000	1,040,000

		3,125,975

HEALTH CARE 1.1%
Health Care Equipment & Supplies 0.1%
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A	93,000	95,441
8.76%, 06/01/2015 144A	67,000	68,340

		163,781

Health Care Providers & Services 1.0%
Community Health Systems, Inc., 6.50%, 12/15/2012	130,000	135,363
HCA, Inc., 9.25%, 11/15/2016 144A	915,000	1,005,356

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Psychiatric Solutions, Inc., 7.75%, 07/15/2015	$130,000	$133,575
Triad Hospitals, Inc.:
7.00%, 05/15/2012	130,000	135,850
7.00%, 11/15/2013	1,000,000	1,052,500

		2,462,644

INDUSTRIALS 4.1%
Aerospace & Defense 1.1%
DRS Technologies, Inc.:
6.625%, 02/01/2016	320,000	324,000
7.625%, 02/01/2018	130,000	135,362
Hawker Beechcraft Acquisition Corp., 8.50%, 04/01/2015 144A	85,000	89,888
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	630,000	617,400
6.375%, 10/15/2015	1,415,000	1,418,537

		2,585,187

Commercial Services & Supplies 1.5%
Allied Waste North America, Inc., 6.375%, 04/15/2011	1,000,000	1,010,000
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	155,000	170,500
Corrections Corporation of America, 6.25%, 03/15/2013	1,050,000	1,043,437
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,050,000
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	130,000	130,488

		3,404,425

Machinery 1.0%
Manitowoc Co., 7.125%, 11/01/2013	1,000,000	1,035,000
Mueller Water Products, Inc., 7.375%, 06/01/2017 144A	95,000	96,495
Terex Corp., 7.375%, 01/15/2014	1,000,000	1,047,500

		2,178,995

Road & Rail 0.4%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	950,000	990,375

Trading Companies & Distributors 0.1%
United Rentals, Inc., 6.50%, 02/15/2012	205,000	207,563

INFORMATION TECHNOLOGY 1.5%
IT Services 1.3%
Iron Mountain, Inc., 8.625%, 04/01/2013	1,000,000	1,032,500
SunGard Data Systems, Inc., 4.875%, 01/15/2014	1,000,000	915,000
Unisys Corp., 8.00%, 10/15/2012	970,000	979,700

		2,927,200

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	460,000	462,875

MATERIALS 5.2%
Chemicals 2.2%
ARCO Chemical Co., 9.80%, 02/01/2020	170,000	189,550
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,000,000	1,060,000
Lyondell Chemical Co.:
6.875%, 06/15/2017	640,000	644,000
10.50%, 06/01/2013	1,000,000	1,097,500
Millenium America, Inc., 7.625%, 11/15/2026	145,000	142,825
Momentive Performance, Inc., 9.75%, 12/01/2014 144A	310,000	325,500
Mosaic Co., 7.625%, 12/01/2016 144A	410,000	437,675
Tronox Worldwide, LLC, 9.50%, 12/01/2012	600,000	639,000
Westlake Chemical Corp., 6.625%, 01/15/2016	600,000	594,000

		5,130,050

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials 0.2%
CPG International, Inc., 10.50%, 07/01/2013	$350,000	$372,750

Containers & Packaging 1.3%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	375,000	386,250
Crown Americas, Inc., 7.75%, 11/15/2015	1,000,000	1,050,000
Exopack Holding Corp., 11.25%, 02/01/2014	250,000	273,750
Graphic Packaging International, Inc., 9.50%, 08/15/2013	150,000	160,313
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,010,000	1,025,150

		2,895,463

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	1,000,000	1,036,250
8.25%, 04/01/2015	105,000	113,531
8.375%, 04/01/2017	75,000	82,125

		1,231,906

Paper & Forest Products 1.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	305,000	306,525
Bowater, Inc., 6.50%, 06/15/2013	300,000	270,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	140,000	147,350
P.H. Glatfelter, 7.125%, 05/01/2016	800,000	820,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	610,000	649,650

		2,193,525

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
Citizens Communications Co., 7.875%, 01/15/2027	1,210,000	1,249,325
Embarq Corp., 7.08%, 06/01/2016	1,000,000	1,020,270
Qwest Communications International, Inc.:
6.50%, 06/01/2017 144A	330,000	327,938
7.875%, 09/01/2011	1,000,000	1,062,500

		3,660,033

Wireless Telecommunication Services 0.5%
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,057,500

UTILITIES 4.9%
Electric Utilities 3.0%
Allegheny Energy Supply Co., LLC, 8.25%, 04/15/2012 144A	430,000	469,775
Aquila, Inc., 14.875%, 07/01/2012	1,000,000	1,304,940
CMS Energy Corp., 7.50%, 01/15/2009	1,000,000	1,030,978
Edison Mission Energy:
7.00%, 05/15/2017 144A	90,000	90,113
7.20%, 05/15/2019 144A	230,000	230,288
Mirant North America, LLC, 7.375%, 12/31/2013	975,000	1,035,937
NRG Energy, Inc., 7.25%, 02/01/2014	700,000	721,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	270,000	312,187
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,000,000	1,050,000
9.25%, 07/15/2010	540,000	569,025

		6,814,243

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,000,000	1,033,483

Independent Power Producers & Energy Traders 1.4%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,058,750
Dynegy, Inc.:
7.50%, 06/01/2015 144A	195,000	194,512
8.375%, 05/01/2016	1,000,000	1,043,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	951,948	1,001,007

		3,298,019

Total Corporate Bonds (cost $84,455,278)		84,891,393

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Shares	Value

CONVERTIBLE PREFERRED STOCKS 2.5%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
El Paso Corp., 4.99%, 12/31/2049 (cost $4,534,687)	4,000	$5,788,000

COMMON STOCKS 85.5%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc. *	15,000	528,750

ENERGY 18.5%
Oil, Gas & Consumable Fuels 18.5%
Cheniere Energy Partners, LP	37,950	763,174
Copano Energy, LLC	257,880	11,284,829
Crosstex Energy, Inc. ρ	255,000	7,642,350
Enterprise Products Partners, LP ρ	13,000	407,160
General Maritime Corp. *	100,200	3,038,064
NuSTAR GP Holdings, LLC	275,000	10,144,750
Southwestern Energy Co. *	25,000	1,190,000
Spectra Energy Corp.	37,500	998,625
Williams Partners, LP ρ	140,000	6,820,800

		42,289,752

TELECOMMUNICATION SERVICES 30.4%
Diversified Telecommunication Services 19.5%
AT&T, Inc.	200,000	8,268,000
Elisa Oyj	193,000	5,572,144
Shenandoah Telecommunications Co. ρ +	170,000	8,398,000
TeliaSonera AB	994,122	7,364,239
TELUS Corp.	75,000	4,562,383
Verizon Communications, Inc.	200,000	8,706,000
Windstream Corp.	100,000	1,502,000

		44,372,766

Wireless Telecommunication Services 10.9%
Alltel Corp.	130,000	8,907,600
American Tower Corp., Class A *	125,000	5,397,500
Bouygues SA ρ	50,000	4,412,748
Rogers Communications, Inc., Class B	150,000	6,223,500

		24,941,348

UTILITIES 36.4%
Electric Utilities 27.7%
Allegheny Energy, Inc. *	50,000	2,669,500
Cleco Corp.	50,000	1,349,000
DPL, Inc. ρ	325,000	9,915,750
Duke Energy Corp.	75,000	1,465,500
E.ON AG, ADR ρ	100,000	5,484,000
Edison International	75,000	4,370,250
Enel SpA ρ	300,000	3,412,480
Entergy Corp.	21,000	2,370,900
Exelon Corp.	57,000	4,446,000
FirstEnergy Corp.	47,000	3,253,810
Fortum Oyj ρ	350,000	11,508,124
ITC Holdings Corp.	36,000	1,562,400
Maine & Maritimes Corp.	1,135	30,849
MGE Energy, Inc.	15,000	508,800
Mirant Corp. ρ	75,072	3,483,341
Northeast Utilities	200	6,082
Scottish & Southern Energy plc	250,000	7,539,037

		63,375,823

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.2%
Snam Rete Gas SpA ρ	50,000	$307,581

Independent Power Producers & Energy Traders 4.4%
Constellation Energy Group, Inc.	100,000	9,177,000
Ormat Technologies, Inc. ρ	25,000	910,000

		10,087,000

Multi-Utilities 1.3%
RWE AG	25,000	2,831,962
Wisconsin Energy Corp.	1,500	72,645

		2,904,607

Water Utilities 2.8%
Aqua America, Inc. ρ	25,000	571,500
Kelda Group plc ρ	100,000	2,023,610
Pennichuck Corp.	150,000	3,876,000

		6,471,110

Total Common Stocks (cost $140,703,998)		195,278,737

PREFERRED STOCKS 7.9%
UTILITIES 7.9%
Electric Utilities 7.5%
Carolina Power & Light Co., 5.00%	9,217	830,106
Connecticut Light & Power Co., Ser. 1947, 2.00%	22,000	802,314
Connecticut Light & Power Co., Ser. 1949, 2.04%	9,600	357,300
Consolidated Edison, Inc., 5.00%	27,320	2,527,100
Dayton Power & Light Co., Ser. A, 3.75%	9,416	630,578
Dayton Power & Light Co., Ser. B, 3.75%	5,120	368,800
Entergy Arkansas, Inc., 6.08%	644	64,762
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	27,000	428,625
Pacific Gas & Electric Co., Ser. D, 5.00%	126,000	2,838,150
Pacific Gas & Electric Co., Ser. H, 4.50%	33,800	722,475
Pacific Gas & Electric Co., Ser. I, 4.36%	34,800	692,520
PECO Energy Co., Ser. C, 4.40%	29,590	2,500,355
Southern California Edison Co., Ser. B, 4.08%	45,900	848,003
Southern California Edison Co., Ser. D, 4.32%	54,000	1,087,020
Union Electric Co., 4.50%	14,600	1,231,510
Union Electric Co., 4.56%	11,190	987,518
Union Electric Co., Ser. 1969, 4.00%	4,200	319,200

		17,236,336

Water Utilities 0.4%
Hackensack Water Co., 4.99% ☐	10,469	837,520

Total Preferred Stocks (cost $17,963,897)		18,073,856

ESCROW SHARES 0.0%
Mirant Corp. Escrow *☐ + (cost $0)	5,000,000	0

MUTUAL FUND SHARES 1.0%
Kayne Anderson MLP Investment Co. ρ	15,000	512,550
Tortoise Capital Resources Corp. ρ	65,000	1,160,250
Tortoise Energy Capital Corp. ρ	21,000	633,150

Total Mutual Fund Shares (cost $2,018,850)		2,305,950

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 21.1%
COMMERCIAL PAPER 2.2%
Morgan Stanley, 5.37%, 10/29/2007	$5,000,000	$5,000,000

CORPORATE BONDS 1.3%
Capital Markets 0.4%
Bear Stearns Cos., 5.45%, 01/10/2008	1,000,488	1,000,457

Diversified Financial Services 0.9%
Bank of America Corp., FRN, 5.36%, 06/13/2007	2,000,000	2,000,023

		3,000,480

	Shares	Value

MUTUAL FUND SHARES 1.8%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25%, q	4,198,654	4,198,654

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 15.8%
Banc of America Securities, LLC, 5.35%, dated 05/31/2007, maturing 06/01/2007, maturity value $4,000,594	$4,000,000	4,000,000
Barclays Capital, Inc., 5.36%, dated 05/31/2007, maturing 06/01/2007, maturity value $1,000,149	1,000,000	1,000,000
BNP Paribas SA, 5.36%, dated 05/31/2007, maturing 06/01/2007, maturity value $3,000,447	3,000,000	3,000,000
Cantor Fitzgerald & Co., 5.35%, dated 05/31/2007, maturing 06/01/2007, maturity value $3,000,446	3,000,000	3,000,000
Countrywide Securities Corp., 5.34%, dated 05/31/2007, maturing 06/01/2007, maturity value $1,000,148	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 05/31/2007, maturing 06/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 05/31/2007, maturing 06/01/2007, maturity value $8,001,191	8,000,000	8,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 05/31/2007, maturing 06/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 05/31/2007, maturing 06/01/2007, maturity value $4,000,596	4,000,000	4,000,000
Lehman Brothers, Inc., 5.35%, dated 05/31/2007, maturing 06/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.35%, dated 05/31/2007, maturing 06/01/2007, maturity value $5,000,743	5,000,000	5,000,000
Nomura Securities International, Inc., 5.36%, dated 05/31/2007, maturing 06/01/2007, maturity value $4,000,596	4,000,000	4,000,000

		36,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $48,199,134)		48,199,134

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Money Market Fund, Class I, 5.20% q ø µ (cost $7,784,246)	7,784,246	7,784,246

Total Investments (cost $305,660,090) 158.6%		362,321,316
Other Assets and Liabilities and Preferred Shares (58.6%)		(133,808,731)

Net Assets Applicable to Common Shareholders 100.0%		$228,512,585

7

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 151 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of May 31, 2007:

United States	80.0%
Finland	5.6%
Canada	3.5%
United Kingdom	3.1%
Germany	2.7%
Sweden	2.4%
France	1.5%
Italy	1.2%

100.0%

At May 31, 2007, the Fund had the following open interest rate swap agreement:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund [1]	Unrealized Gain

11/16/2007	$43,000,000	Royal Bank of Scotland Greenwich Capital	Fixed-3.525%	Floating-5.32%	$412,141

[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of May 15, 2007 through June, 15, 2007.

At May 31, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$7,747,405	Lehman Brothers	5.85%	07/09/2007
	Holdings, Inc.

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $305,809,731. The gross unrealized appreciation and depreciation on securities based on tax cost was $61,042,733 and $4,531,148, respectively, with a net unrealized appreciation of $56,511,585.

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund
By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2007

By:
Kasey Phillips Principal Financial Officer

Date: July 30, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Utilities and High Income Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 30, 2007
Kasey Phillips Principal Financial Officer Evergreen Utilities and High Income Fund

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Utilities and High Income Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: July 30, 2007
Dennis H. Ferro Principal Executive Officer Evergreen Utilities and High Income Fund